RECENTLY ISSUED ACCOUNTING STANDARDS (Restated)	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS (Restated)

5.	RECENTLY ISSUED ACCOUNTING STANDARDS (Restated)

Adoption of new accounting standards

In April 2015, the FASB issued amendments to ASU 2015-03 "Interest- Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs". The guidance simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs is not affected. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2015. The company early adopted ASU 2015-03 effective December 31, 2015 and applied this guidance retrospectively to all prior periods presented in the company's consolidated financial statements.

In November 2015, the FASB issued amendments to ASC 740, requiring classification all of deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. Also, companies will no longer allocate valuation allowances between current and noncurrent deferred tax assets because those allowances also will be classified as noncurrent. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. However, early adoption is permitted. We have elected to adopt the guidance prospectively for annual periods beginning January 1, 2015.

Accounting pronouncements to be adopted

In June 2014, the FASB issued guidance for compensation - stock compensation, accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. Under ASC 718, compensation - stock compensation, a performance target in a share-based payment that affects vesting and that could be achieved after the requisite service period should be accounted for as a performance condition. As a result, the target is not reflected in the estimation of the award’s grant date fair value. Compensation cost would be recognized over the required service period, if it is probable that the performance condition will be achieved. This guidance was issued to resolve diversity in practice. The guidance is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. Early adoption is permitted. The guidance should be applied prospectively to awards that are granted or modified on or after the effective date. Entities also have the option to apply the amendments on a modified retrospective basis for performance targets outstanding on or after the beginning of the first annual period presented as of the adoption date. An entity that elects to use this approach should record a cumulative-effect adjustment as of the beginning of the first period presented, and use of hindsight is permitted. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In August 2014, the FASB issued guidance for presentation of financial statement - going concern. The amendments in this update provide guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or available to be issued and to provide related footnote disclosures. The amendments are effective for the annual periods beginning after December 15, 2016, and interim periods, and for the annual period ending after December 15, 2016 and interim periods within those periods. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In November 2014, the FASB issued guidance for derivatives and hedging where it eliminates different methods used in current practice in accounting for hybrid financial instruments issued in the form of a share. The amendments clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Specifically, the amendments clarify that an entity should consider all relevant terms and features including embedded derivative feature being evaluated for bifurcation in evaluating the nature of the host contract. Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In January 2015, the Financial Accounting Standards Board ("FASB") issued guidance to simplify the income statement presentation requirements by eliminating the concept of extraordinary items. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In February 2015, the FASB issued amendments to ASC 810 requiring re-evaluation of all legal entities under the revised consolidation model. This is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Specifically, the amendments:

•	modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities;

•	eliminate the presumption that a general partner should consolidate a limited partnership;

•	affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and

•
provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

ASC 820, Fair Value Measurement, permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using the net asset value per share of the investment. Currently, investments using the practical expedient are categorized within the fair value hierarchy according to the date when the investment is redeemable. In May 2015, the FASB issued amendments to ASC 820 which have the effect of a) removing the requirement to categorize these investments and b) limiting disclosures of these investments. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In July 2015, the FASB issued amendments to ASC 330 that simplifies the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. The guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In May 2014, the FASB issued a new topic ASC 606, Revenue from Contracts With Customers. The intention of the topic is to harmonize revenue recognition requirements with the newly issued standard, IFRS 15, by the International Accounting Standards Board (IASB). The initial effective date for public business entities was for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. In August 2015, the FASB issued an amendment to ASC deferring the effective date to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position and results of operations.

In September 2015, the FASB issued amendments to ASC 805. The guidance eliminates the requirement that an acquirer in a business combination account for measurement-period adjustments retrospectively. Instead, an acquirer will recognize a measurement-period adjustment during the period in which it determines the amount of the adjustment, including the effect on earnings of any amounts it would have recorded in previous periods if the accounting had been completed at the acquisition date. The guidance is effective for fiscal years, including interim periods within those fiscal years, beginning after 15 December 2015. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position and results of operations.

In March 2016, the FASB issued guidance (“Topic 842”) to increase transparency and comparability among organizations by requiring i) recognition of lease assets and lease liabilities on the balance sheet and ii) disclosure of key information about leasing arrangements. The accounting applied by lessors under Topic 842 is largely unchanged from previous GAAP. Some changes to the lessor accounting guidance were made to align both of the following: i) the lessor accounting guidance with certain changes made to the lessee accounting guidance and ii) key aspects of the lessor accounting model with revenue recognition guidance. Topic 842 will be effective for fiscal years and interim periods beginning after December 15, 2018, and early adoption is permitted. A modified retrospective approach is required for adoption for all leases that exist at or commence after the date of initial application with an option to use certain practical expedients. We are currently assessing whether we will early adopt, and the impact on our financial statements is not currently estimable.